Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	$ (20,551)	$ (12,406)
Intangible assets, net	$ 67,571	$ 80,729
Credit rating system[Member]
Finite-Lived Intangible Assets [Line Items]
Useful life years	10 years	10 years
Intangible assets, gross	$ 54,868	$ 57,988
Software license [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life years	10 years	10 years
Intangible assets, gross	$ 5,021	$ 5,306
Loan platform [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life years	10 years	10 years
Intangible assets, gross	$ 28,233	$ 29,839